Financial instruments - additional disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments - additional disclosure [abstract]
Disclosure of financial assets and financial liabilities
		2024

(USD millions)	Note	Financial instruments at amortized costs	Financial instruments at fair value through other comprehensive income	Financial instruments at fair value through the consolidated income statement	Other financial liabilities at amortized costs

Cash and cash equivalents	16	11 409	50

Time deposits and short-term investments with original maturity more than 90 days	16	1 892

Trade receivables	15	7 423

Other receivables and current assets	17	1 286	42

Long-term financial investments - equity securities	13		464	282

Long-term financial investments - debt securities	13		27	26

Long-term financial investments - fund investments	13			210

Long-term loans, advances, security deposits and other long-term receivables	13	335

Associated companies at fair value through profit and loss				109

Derivative financial instruments	16			106

Contingent consideration receivables	13/17			791

Total financial assets		22 345	583	1 524

Bank and other short-term financial debt	21	642

Commercial paper	21	4 091

Straight bonds	19	24 112

Other bonds	19	523

Other financial debt	19	87

Trade payables		4 572

Contingent consideration liabilities	20/22			808

Derivative financial instruments	21			143

Lease liabilities	10				1 803

Total financial liabilities		34 027		951	1 803

		2023

(USD millions)	Note	Financial instruments at amortized costs	Financial instruments at fair value through other comprehensive income	Financial instruments at fair value through the consolidated income statement	Other financial liabilities at amortized costs

Cash and cash equivalents	16	13 343	50

Time deposits and short-term investments with original maturity more than 90 days	16	569

Trade receivables	15	7 107

Other receivables and current assets	17	1 127	124	1

Long-term financial investments - equity securities	13		1 086	317

Long-term financial investments - debt securities	13		29

Long-term financial investments - fund investments	13			190

Long-term loans, advances, security deposits and other long-term receivables	13	432

Associated companies at fair value through profit and loss				101

Derivative financial instruments	16			355

Contingent consideration receivables	13/17			618

Total financial assets		22 578	1 289	1 582

Bank and other short-term financial debt	21	624

Commercial paper	21	3 269

Straight bonds	19	20 585

Other financial debt	19	42

Trade payables		4 926

Contingent consideration liabilities (see Note 20/22) and other financial liabilities				491

Derivative financial instruments	21			91

Lease liabilities	10				1 828

Total financial liabilities		29 446		582	1 828

Derivative financial instruments
	Contract or underlying principal amounts		Positive fair values		Negative fair values

(USD millions)	2024	2023	2024	2023	2024	2023

Forward foreign exchange rate contracts	10 194	11 944	81	335	-143	-91

Commodity purchase contracts	159	76	25	20

Total derivative financial instruments included in marketable securities and in current financial debts	10 353	12 020	106	355	-143	-91

Contract or underlying principal amount the derivative financial instruments, by currency
2024

(USD millions)	EUR	USD	Other	Total

Forward foreign exchange rate contracts	1 024	1 717	7 453	10 194

Commodity purchase contracts	149	10		159

Total derivative financial instruments	1 173	1 727	7 453	10 353

2023

(USD millions)	EUR	USD	Other	Total

Forward foreign exchange rate contracts	1 629	8 980	1 335	11 944

Commodity purchase contracts	61	15		76

Total derivative financial instruments	1 690	8 995	1 335	12 020

Fair value by hierarchy
	2024

(USD millions)	Level 1	Level 2	Level 3	Total

Financial assets
Cash and cash equivalents
Debt securities [1]	50			50

Total cash and cash equivalents at fair value	50			50

Marketable securities
Derivative financial instruments		106		106

Total marketable securities and derivative financial instruments at fair value		106		106

Equity securities current	24		18	42

Current contingent consideration receivables			120	120

Long-term financial investments
Debt and equity securities	193	7	599	799

Fund investments	15		195	210

Non-current contingent consideration receivables			671	671

Total long-term financial investments at fair value	208	7	1 465	1 680

Associated companies at fair value through profit and loss			109	109

Financial liabilities
Current contingent consideration liabilities			-281	-281

Derivative financial instruments		-143		-143

Total current financial liabilities at fair values		-143	-281	-424

Non-current contingent consideration liabilities			-527	-527

Total non-current financial liabilities at fair value			-527	-527

[1] Includes short-term highly rated government-backed debt securities, with an original maturity of three months or less
	2023

(USD millions)	Level 1	Level 2	Level 3	Total

Financial assets
Cash and cash equivalents
Debt securities [1]	50			50

Total cash and cash equivalents at fair value	50			50

Marketable securities
Derivative financial instruments		355		355

Total marketable securities and derivative financial instruments at fair value		355		355

Fund investments and equity securities current	94		31	125

Current contingent consideration receivables			65	65

Long-term financial investments
Debt and equity securities	796	20	616	1 432

Fund investments	7		183	190

Non-current contingent consideration receivables			553	553

Total long-term financial investments at fair value	803	20	1 352	2 175

Associated companies at fair value through profit and loss			101	101

Financial liabilities
Contingent consideration liabilities			-14	-14

Other financial liabilities current			-88	-88

Derivative financial instruments		-91		-91

Total current financial liabilities at fair value		-91	-102	-193

Non-current contingent consideration liabilities			-389	-389

Total non-current financial liabilities at fair value			-389	-389

[1] Includes short-term highly rated government-backed debt securities, with an original maturity of three months or less

Reconciliation of changes in fair value measurement
	2024

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Debt and equity securities	Contingent consideration receivables	Contingent consideration liabilities	Other financial liabilities

January 1	101	184	647	618	-403	-88

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement	24	38	22	236	41

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	-12	-14	-110		-100

Fair value adjustments recognized in the consolidated statement of comprehensive income, including currency translation effects	-2	-2	-9	-39	7

Purchases	16	12	130	53	-376

Cash receipts and payments				-77	23	88

Disposals	-18	-21	-44

Reclassification		-2	-19

December 31	109	195	617	791	-808

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2024	12	24	-88	236	-59

	2023

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Debt and equity securities	Contingent consideration receivables	Contingent consideration liabilities	Other financial liabilities

January 1	129	261	699	650	-835	-232

Impact from discontinued operations [1]					101

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement	4	1	11	48	552

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	-28	-48	-63	-31	-65	-9

Fair value adjustments recognized in the consolidated statement of comprehensive income, including currency translation effects	2	3	71		-32

Purchases	9	14	82		-180

Cash receipts and payments				-49	20	153

Disposals	-6	-47	-80		36

Reclassification	-9		-73

December 31	101	184	647	618	-403	-88

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2023	-24	-47	-52	17	487	-9

[1] Represents the carrying values associated with Level 3 financial instruments at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 29 provide disclosures related to discontinued operations.

Equity securities measured at fair value through other comprehensive income
(USD millions)	2024	2023

Listed equity securities	185	861

Non-listed equity securities	321	349

Total equity securities	506	1 210

Monitoring of net debt or liquidity based on contractual maturities
2024

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities, time deposits and short-term investments with original maturity more than 90 days and accrued interest		1 858	34			1 892

Derivative financial instruments	37	38	7		24	106

Cash and cash equivalents	7 918	3 541				11 459

Total current financial assets	7 955	5 437	41		24	13 457

Non-current liabilities
Financial debt				-8 484	-12 882	-21 366

Financial debt - undiscounted				-8 505	-13 010	-21 515

Total non-current financial debt				-8 484	-12 882	-21 366

Current liabilities
Financial debt	-3 963	-1 620	-2 506			-8 089

Financial debt - undiscounted	-3 963	-1 620	-2 508			-8 091

Derivative financial instruments	-14	-129				-143

Total current financial debt	-3 977	-1 749	-2 506			-8 232

Net debt	3 978	3 688	-2 465	-8 484	-12 858	-16 141

	2023

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities, time deposits and short-term investments with original maturity more than 90 days and accrued interest	12	516	41			569

Commodities					111	111

Derivative financial instruments	24	310	1		20	355

Cash and cash equivalents	7 641	5 752				13 393

Total current financial assets	7 677	6 578	42		131	14 428

Non-current liabilities
Financial debt				-9 492	-8 944	-18 436

Financial debt - undiscounted				-9 522	-9 050	-18 572

Total non-current financial debt				-9 492	-8 944	-18 436

Current liabilities
Financial debt	-3 328	-372	-2 384			-6 084

Financial debt - undiscounted	-3 328	-372	-2 384			-6 084

Derivative financial instruments	-43	-39	-9			-91

Total current financial debt	-3 371	-411	-2 393			-6 175

Net debt	4 306	6 167	-2 351	-9 492	-8 813	-10 183

Derivative financial instruments and accrued interest on derivative financial instruments
	2024

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative liabilities	-3 421	-6 075	-475	-9 971

Potential inflows in various currencies - from financial derivative assets	3 443	5 948	640	10 031

	2023

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative liabilities	-4 329	-6 604	-556	-11 489

Potential inflows in various currencies - from financial derivative assets	4 311	6 841	623	11 775

Other contractual liabilities of the net debt or liquidity
	2024

(USD millions)	Due within three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current financial debt, including current portion	-141	-442	-1 884	-4 603	-7 070

Lease liabilities [1]	-65	-170	-574	-994	-1 803

Trade payables	-4 432	-140			-4 572

Contingent consideration liabilities	-17	-264	-395	-132	-808

[1] Note 10 provides additional disclosures related to lease liabilities.
	2023

(USD millions)	Due within three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current financial debt, including current portion	-64	-372	-1 258	-3 376	-5 070

Lease liabilities [1]	-65	-165	-635	-963	-1 828

Trade payables	-4 793	-133			-4 926

Contingent consideration liabilities		-14	-205	-184	-403

[1] Note 10 provides additional disclosures related to lease liabilities.

Potential impact on the consolidated income statement due to increase (decrease) in currency exchange rates
(USD millions)	2024	2023

5% increase in foreign currency exchange rates against USD	-8	3

5% decrease in foreign currency exchange rates against USD	9	-3

Potential impact on the consolidated equity due to increase (decrease) in currency exchange rates
(USD millions)	2024	2023

5% increase in foreign currency exchange rates against USD	91	97

5% decrease in foreign currency exchange rates against USD	-96	-102

Potential impact on the consolidated income statement due to increase (decrease) in equity prices
(USD millions)	2024	2023

15% increase in equity prices	90	91

15% decrease in equity prices	-90	-91

Potential impact on the consolidated equity due to increase (decrease) in equity prices
(USD millions)	2024	2023

15% increase in equity prices	70	182

15% decrease in equity prices	-70	-182